Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax (benefit)/expense on income/(loss)
Income tax (benefit)/expense on income/(loss) analyzed by jurisdiction is as follows:

	Year ended December 31,
	2021	2020	2019
Current
U.K.	$4,374	$1,288	$677
U.S. Federal	4,798	17,540	6,917
U.S. State	289	2,861	988
Other	20,206	15,855	9,959
Total current	29,667	37,544	18,541
Deferred
U.K.	(8,254)	(15,932)	—
U.S. Federal	5,987	(15,020)	(824)
U.S. State	(2,771)	(1,013)	(223)
Other	(12,331)	(8,277)	(7,293)
Total deferred	(17,369)	(40,242)	(8,340)

Total provision (benefit) for income taxes	$12,298	$(2,698)	$10,201

Schedule of components of pre-tax loss
The components of pre-tax loss are as follows:

	Year ended December 31,
	2021	2020	2019
U.K. (loss)	$(13,059)	$(347,158)	$(246,688)
U.S. income (loss)	(284,853)	(47,198)	3,733
Other income (loss)	39,762	41,033	(5,477)
Pre-tax loss	$(258,150)	$(353,323)	$(248,432)

Schedule of reconciliation of the statutory income tax rate to effective tax rate	A reconciliation of the statutory U.K. income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2021	2020	2019
Loss before tax:	$(258,150)	$(353,323)	$(248,432)
Income tax (benefit) provision	12,298	(2,698)	10,201

Statutory rate	19.0%	19.0%	19.0%
Effect of different tax rates	3.2%	1.8%	(4.0)%
BEAT	(3.8)%	(1.9)%	(0.9)%
Tax rate modifications	17.4%	—%	—%
Valuation Allowances	(39.0)%	(21.1)%	(17.6)%
Share-based compensation	(2.7)%	6.6%	(0.2)%
Other permanent differences	2.3%	(1.9)%	(0.9)%
Non-deductible transaction costs	(0.8)%	(1.4)%	(1.7)%
Withholding tax	(0.4)%	(0.2)%	(0.5)%
Tax indemnity	—%	—%	3.0%
Other	—%	(0.1)%	(0.2)%
Effective rate	(4.8)%	0.8%	(4.1)%

Schedule of deferred income tax assets and liabilities
The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2021	2020
Accounts receivable	$2,637	$1,550
Accrued expenses	24,121	4,078
Deferred revenue	5,171	11,956
Other assets	32,302	14,561
Unrealized gain/loss	679	208
Fixed assets, net	—	6,237
Debt issuance costs	16,980	14,879
Lease liabilities	13,442	—
Goodwill	73,827	123,175
Operating losses and tax attributes	533,339	368,670
Total deferred tax assets	702,498	545,314
Valuation allowances	(546,770)	(367,962)
Net deferred tax assets	155,728	177,352

Other identifiable intangible assets, net	(407,944)	(442,275)
Other liabilities	(69,071)	(72,210)
Right of Use Assets	(9,342)	—
Fixed assets, net	(21,493)	—
Total deferred tax liabilities	(507,850)	(514,485)
Net deferred tax liabilities	$(352,122)	$(337,133)
In the Consolidated Balance Sheets, deferred tax assets and liabilities are shown net if they are in the same jurisdiction. The components of the net deferred tax liabilities as reported on the Consolidated Balance Sheets are as follows:

	December 31,
	2021	2020
Deferred tax asset	$27,938	$29,863
Deferred tax liability	(380,060)	(366,996)
Net deferred tax liability	$(352,122)	$(337,133)

Summary of Valuation Allowance
The following table shows the change in the deferred tax valuation as follows:

	December 31,
	2021	2020	2019
Beginning Balance, January 1	$367,962	$173,259	$133,856
Change Charged to Expense/(Income)	100,708	52,111	38,956
Change Charged to CTA	(4,740)	1,787	447
Change Charged to Goodwill	82,840	140,805	—
Ending Balance, December 31	$546,770	$367,962	$173,259

Summary of unrecognized tax benefits, excluding interest and penalties:
The following table summarizes the Company’s unrecognized tax benefits, excluding interest and penalties:

	December 31,
	2021	2020	2019
Balance at the beginning of the year	$13,721	$1,145	$1,450
Increases for tax positions taken in prior years	—	12,098	—
Increases for tax positions taken in the current year	4,996	518	412
Increases for acquisitions (recorded against goodwill)	70,842	—	—
Increases for return to provisions	10,949	—	—
Decreases due to statute expirations	(326)	(40)	—
Decrease due to payment	—	—	(717)
Balance at the end of the year	$100,182	$13,721	$1,145